Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenue:
Services, net of discounts	$ 522,424	$ 409,578	$ 1,018,000	$ 782,816
Product, net of discounts	165,885	138,542	332,392	273,465
Total revenue	688,309	548,120	1,350,392	1,056,281
Costs and Expenses:
Cost of services	329,162	205,170	608,465	442,694
Cost of product	108,365	73,927	177,281	146,324
Depreciation and amortization	22,156	13,666	47,314	38,811
General and administrative	255,980	214,166	511,498	439,219
Total costs and expenses	715,663	506,929	1,344,558	1,067,048
Income (loss) from operations	(27,354)	41,191	5,834	(10,767)
Interest expense	60,452	64,128	136,817	125,621
Other (income) expense	1,984	3,037	6,139	(36,705)
Net loss	$ (89,790)	$ (25,974)	$ (137,122)	$ (99,683)
Net loss per common share, basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average common shares outstanding, basic and diluted	450,735,244	362,967,079	450,735,244	362,967,079